Redeemable noncontrolling interest (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2023 USD ($)
Redeemable Noncontrolling Interest
Net revenues	¥ 2,091,757	$ 301,280	¥ 1,942,113	$ 300,786	¥ 1,834,422	$ 277,107
Annual net income	(9,611)	$ (1,384)
Actual financing amount	100,931						$ 13,968
Grand Doctor Medical Co., Ltd
Redeemable Noncontrolling Interest
Net revenues	50,000
Annual net income	¥ 6,000
Minority interest (per shares) | ¥ / shares	¥ 1.4
Minority interest period	30 days	30 days
Grand Doctor Medical Co., Ltd | Maximum | Hainan Mingyimingzhen Medical Technology Co., Ltd [Member]
Redeemable Noncontrolling Interest
Payment to third party	¥ 100,000
Actual financing amount	¥ 10,000